UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from November 1, 2024 to November 30, 2024

Commission File Number of issuing entity: 333-261470-08

Central Index Key Number of issuing entity: 0001986299

WORLD OMNI AUTO RECEIVABLES TRUST 2023-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-261470

Central Index Key Number of depositor: 0001083199

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Paula Pescaru, Assistant Secretary, (954) 418-5368

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2a	☐	☐	☒	☐
Asset Backed Notes, Class A-2b	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒      No ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A and the attached Exhibit 99.1 amend and restate in its entirety the distribution report on Form 10-D and Exhibit 99.1 filed by World Omni Auto Receivables Trust 2023-C (the “Issuing Entity”) with the U.S. Securities and Exchange Commission on December 27, 2024 (the “Original Report”) to revise the Exhibit 99.1. The Monthly Servicer’s Certificate for the November calendar month filed as Exhibit 99.1 in the Original Report contains certain immaterial inaccuracies with respect to investment earnings on cash accounts by approximately $0.50 which resulted in $0.50 less reported as Available Funds and ultimately a shortfall of the same amount in respect of distributions to the certificateholder. Noteholder distributions were not impacted.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of the Issuing Entity for the distribution period commencing on November 1, 2024 and expiring on November 30, 2024 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Monthly Servicer’s Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on August 16, 2023 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data Files for the asset pool of the Issuing Entity for the November calendar month filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on December 27, 2024 (the “Form ABS-EE”) are incorporated into this Form 10-D by reference.

The Asset Related Documents (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the November calendar month filed as Exhibit 103 to the Form ABS-EE are also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 8, 2025

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Not applicable.

Item 10. Exhibits.

Exhibit 99.1.       Monthly Servicer’s Certificate for the distribution period commencing on November 1, 2024 and expiring on November 30, 2024.

Exhibit 102         Asset Data File for the calendar month November 1, 2024 to November 30, 2024 (See Exhibit 102 to Form ABS-EE filed by World Omni Auto Receivables Trust 2023-C on December 27, 2024 which is incorporated by reference herein).

Exhibit 103        Asset Related Document for the calendar month November 1, 2024 to November 30, 2024 (See Exhibit 103 to Form ABS-EE filed by World Omni Auto Receivables Trust 2023-C on December 27, 2024 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Auto Receivables Trust 2023-C
(Issuing Entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: January 22, 2025		/s/ Claude S. Simon
Claude S. Simon
Assistant Treasurer